Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details)	Mar. 31, 2025
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	2.00%
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Plant and machinery [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	13.00%
Plant and machinery [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	13.00%
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	13.00%
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives at the Annual Rate (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%